Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Current
Federal	$ 135	$ 177	$ 173
State and local	749	1,005	928
Total current taxes	884	1,182	1,101
Deferred	0	0	1,385
Provision for income taxes - current and deferred	884	1,182	2,486
Income Tax Reconciliation
Income tax provision at federal statutory tax rate	40,548	40,361	58,704
Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	884	1,182	2,486
Deferred tax assets:
Net operating loss carryforwards	32,938	33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$ 0	$ 0